SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward	$ 3,250,617
Research tax credit carryforward	48,657
Total deferred tax assets	3,299,274
Less: Valuation allowance	(3,299,274)
Net deferred tax assets